Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party expenses
Total related party costs are included within cost of services and related party expenses in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Costs of services	$3,975	$2,189	$1,859
Related party expenses	5,659	9,395	9,452
Total related party costs	$9,634	$11,584	$11,311